Consolidated Supplementary Insurance Information (Balance Sheet Items) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 6,339	$ 5,777	$ 5,860
Future Policy Benefits and Other Policy-Related Balances	35,464	33,310	31,527
Policyholder Account Balances	36,579	36,725	36,585
Unearned Premiums	19	18	15
Unearned Revenue	218	208	224
Annuities
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	4,820	3,724	3,829
Future Policy Benefits and Other Policy-Related Balances	7,560	6,659	5,431
Policyholder Account Balances	25,233	22,014	21,246
Unearned Premiums	0	0	0
Unearned Revenue	86	96	101
Life
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	787	969	942
Future Policy Benefits and Other Policy-Related Balances	4,094	4,618	4,124
Policyholder Account Balances	2,838	2,691	2,673
Unearned Premiums	13	13	10
Unearned Revenue	53	52	48
Run-off
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	584	974	1,026
Future Policy Benefits and Other Policy-Related Balances	16,381	14,867	15,201
Policyholder Account Balances	8,506	12,018	12,665
Unearned Premiums	0	0	0
Unearned Revenue	79	60	75
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	148	110	63
Future Policy Benefits and Other Policy-Related Balances	7,429	7,166	6,771
Policyholder Account Balances	2	2	1
Unearned Premiums	6	5	5
Unearned Revenue	$ 0	$ 0	$ 0